RISK MANAGEMENT - Investment Price Risk in Equity Instruments (Details) - Equity investments - Investment securities at fair value - Financial assets at fair value through profit or loss, classified as held for trading, category [member] - COP ($)
$ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Investment subject to Regulatory VaR	$ 85,832	$ 75,584
Regulatory VaR	$ 12,617	$ 11,111
Percentage of Portfolio subject to VaR	100.00%	100.00%
Later than three years [member]
Disclosure of financial assets [line items]
Investment subject to Regulatory VaR	$ 85,832	$ 75,584
Regulatory VaR	$ 12,617	$ 11,111
Percentage of Portfolio subject to VaR	100.00%	100.00%